Unsecured senior notes- General (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Nov. 30, 2019 USD ($)	Nov. 30, 2017 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2017 USD ($)	Nov. 30, 2014 USD ($)
Unsecured senior notes
Unsecured senior notes
Carrying value				¥ 80,616		¥ 91,517
Unamortized discount and debt issuance costs				550		589
Total principal amounts of unsecured senior notes				81,166		92,106
Less: current portion of principal amounts of unsecured senior notes						(15,127)
Non-current portion of principal amounts of unsecured senior notes				81,166		¥ 76,979
Discount when issued			$ 47	297
Debt issuance costs as a direct deduction from the principal amount			82	¥ 517
2014 Senior Notes
Unsecured senior notes
Principal amount | $								$ 8,000
Repayment amount | $	$ 2,250	$ 1,300
2017 Senior Notes
Unsecured senior notes
Principal amount | $							$ 7,000
US$2,250 million 2.500% notes due 2019 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 2,250		$ 2,250
Fixed interest rate			2.50%	2.50%	2.50%	2.50%
Carrying value						¥ 15,110
US$1,500 million 3.125% notes due 2021 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 1,500		$ 1,500
Fixed interest rate			3.125%	3.125%	3.125%	3.125%
Carrying value				¥ 10,604		¥ 10,044
Effective interest rate			3.26%	3.26%
US$700 million 2.800% notes due 2023 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 700		$ 700
Fixed interest rate			2.80%	2.80%	2.80%	2.80%
Carrying value				¥ 4,946		¥ 4,687
Effective interest rate			2.90%	2.90%
US$2,250 million 3.600% notes due 2024 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 2,250		$ 2,250
Fixed interest rate			3.60%	3.60%	3.60%	3.60%
Carrying value				¥ 15,891		¥ 15,061
Effective interest rate			3.68%	3.68%
US$2,550 million 3.400% notes due 2027 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 2,550		$ 2,550
Fixed interest rate			3.40%	3.40%	3.40%	3.40%
Carrying value				¥ 17,929		¥ 16,989
Effective interest rate			3.52%	3.52%
US$700 million 4.500% notes due 2034 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 700		$ 700
Fixed interest rate			4.50%	4.50%	4.50%	4.50%
Carrying value				¥ 4,906		¥ 4,650
Effective interest rate			4.60%	4.60%
US$1,000 million 4.000% notes due 2037 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 1,000		$ 1,000
Fixed interest rate			4.00%	4.00%	4.00%	4.00%
Carrying value				¥ 7,028		¥ 6,663
Effective interest rate			4.06%	4.06%
US$1,750 million 4.200% notes due 2047 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 1,750		$ 1,750
Fixed interest rate			4.20%	4.20%	4.20%	4.20%
Carrying value				¥ 12,291		¥ 11,655
Effective interest rate			4.25%	4.25%
US$1,000 million 4.400% notes due 2057 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 1,000		$ 1,000
Fixed interest rate			4.40%	4.40%	4.40%	4.40%
Carrying value				¥ 7,021		¥ 6,658
Effective interest rate			4.44%	4.44%